Liquidity and Financial Condition (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Uses:
Net Sources			$ 466,997	$ 884,188	$ 594,248
Successor [Member]
Sources:
Net proceeds from Exit Facility		$ 1,319,001
Total sources		1,319,001
Uses:
Predecessor accounts payable and accrued expenses paid upon emergence		185,979
Other payments made upon emergence		177,219
Total uses		363,198
Net Sources	$ 346,417	$ 955,803